Disclosure of financial instruments and management of financial risks	3 Months Ended
Mar. 31, 2024
Disclosure of financial instruments and management of financial risks
Disclosure of financial instruments and management of financial risks

14. Disclosure of financial instruments and management of financial risks

As the Group requires significant liquid funds available for the financing of its research and development activities, during the three months ended March 31, 2024, it has maintained funds as cash and cash equivalents and not in less liquid financial instruments. The Group has distributed the cash amongst several banks and amongst the legal entities in the Group in order to avoid cluster risks.

Refer to note 15 to the consolidated financial statements as of December 31, 2023, for additional information on the Group’s risk management activities. As of March 31, 2024, the Group held cash and cash equivalents of USD 37,602k and CHF 187k, which are exposed to foreign currency exchange risk. The Group intends to settle expenses arising in US dollars using these US dollar funds.